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                                  Reich & Tang

                          Government Securities Trust


                               SEMI-ANNUAL REPORT
                                 AUGUST 31, 1995
                                   (UNAUDITED)


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This report is submitted for the general  information of the shareholders of the
Trust. It is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus, which includes information regarding the Trust's objectives and policies, experience of its management, marketability of shares, and other information.
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                    REICH & TANG GOVERNMENT SECURITIES TRUST

                                600 Fifth Avenue
                            New York, New York 10020


                                     MANAGER

                       Reich & Tang Asset Management, L.P.
                                600 Fifth Avenue
                            New York, New York 10020


                             CUSTODIAN, TRANSFER AND
                            DIVIDEND DISBURSING AGENT

                        Investors Fiduciary Trust Company
                              127 West 10th Street
                           Kansas City, Missouri 64105



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




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REICH & TANG GOVERNMENT SECURITIES TRUST
STATEMENT OF NET ASSETS
AUGUST 31, 1995
(UNAUDITED)

================================================================================


        Face                                                                Maturity                  Value
       Amount                                                                 Date                   (Note 1)
       ------                                                                 ----                    ------

U.S. Government Obligations (79.57%)
-----------------------------------------------------------------------------------------------------------------------------------

 $     1,200,000  U.S. Treasury Notes, 4.375%                               08/15/96         $       1,185,375
 ---------------                                                                                --------------
       1,200,000  Total U.S. Government Obligations (Cost $1,201,944)                                1,185,375
----------------                                                                                --------------
                  Total Investments (79.57%) (Cost $1,201,944+)                                      1,185,375
                  Cash and Other Assets, Net of Liabilities (20.43%)                                   304,371
                                                                                                --------------
                  Net Assets (100.00%), 151,732 shares outstanding (Note 4)                  $       1,489,746
                                                                                                ==============
                  Net asset value, offering and redemption price per share                   $            9.82
                                                                                                ==============

 + Aggregate cost for federal income tax purposes is identical.
   Aggregate unrealized depreciation of investments is $16,569.

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                       See Notes to Financial Statements.


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REICH & TANG GOVERNMENT SECURITIES TRUST
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1995
(UNAUDITED)

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


INVESTMENT INCOME


Income:
   Interest.......................................................................     $             89,456
                                                                                       --------------------
Expenses: (Note 2)
   Management fee.................................................................                    6,917
   Administration fee.............................................................                    3,953
   Shareholder servicing fee......................................................                    4,941
   Custodian, shareholder servicing and related shareholder expenses..............                   18,919
   Audit and accounting...........................................................                   18,711
   Legal, compliance and filing fees..............................................                    4,781
   Trustees' fees.................................................................                    3,030
   Miscellaneous..................................................................                    1,010
                                                                                       --------------------
        Total expenses............................................................                   62,262
        Less: Fees waived and expenses reimbursed.................................     (             51,123)
                                                                                       --------------------
        Net expenses..............................................................                   11,139
                                                                                       --------------------
Net investment income.............................................................                   78,317
                                                                                       --------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments...........................................     (             54,997)
Change in unrealized appreciation (depreciation) of investments...................                   81,916
                                                                                       --------------------

   Net gain (loss) on investments.................................................                   26,919
                                                                                       --------------------

Increase in net assets from operations............................................     $            105,236
                                                                                       ====================

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                       See Notes to Financial Statements.

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REICH & TANG GOVERNMENT SECURITIES TRUST
STATEMENTS OF CHANGES IN NET ASSETS


===============================================================================


                                                                        Six Months Ended
                                                                         August 31, 1995            Year Ended
                                                                           (Unaudited)          February 28, 1995
                                                                            ---------           -----------------

INCREASE (DECREASE) IN NET ASSETS

Operations:

      Net investment income.......................................      $         78,317        $       909,491

 Net realized gain (loss) on investments..........................     (          54,997)       (       502,521)

 Change in unrealized appreciation
        (depreciation) of investments.............................                81,916        (       166,365)
                                                                        -----------------        --------------

      Increase (decrease) in net assets from operations...........               105,236                240,605

Distributions from:

      Net investment income.......................................     (          78,319)       (       909,489)

      Net realized gains on investments...........................     (           --   )       (       520,431)

Transactions in shares of beneficial interest (Note 4)............     (      10,060,450)       (     6,603,335)
                                                                       -----------------         --------------

      Total increase (decrease)...................................     (      10,033,533)       (     7,792,650)

Net assets:

      Beginning of period.........................................            11,523,279             19,315,929
                                                                       -----------------         --------------

      End of period...............................................     $       1,489,746        $    11,523,279
                                                                       =================         ==============


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                       See Notes to Financial Statements.

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REICH & TANG GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)


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1. Summary of Accounting Policies.

Reich & Tang Government Securities Trust is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Debt securities are normally valued at the last quoted bid price for those debt securities for which the over-the-counter market is the primary market. Short-term obligations having remaining maturities of less than 60 days are valued at amortized cost, which approximates market value. As authorized by the Board of Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of such securities.

     b) Federal Income Taxes -

     It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) General -

     Securities transactions are recorded on the trade date basis. Interest income is accrued as earned. Discount and premium on securities purchased are amortized over the life of the respective securities. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. It is the Trust's policy to take possession of securities as collateral under repurchase agreements and to determine on a daily basis that the value of such securities are sufficient to cover the value of the repurchase agreements.

2. Investment Advisory Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. ("The Manager") equal to .35% of the Fund's average daily net assets. The Manager is required to reimburse the Fund for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) to the extent that such expenses, including the management fee, for any fiscal year exceed 2 1/2% of the first $30 million of its average net assets, 2% of the $70 million of its average net assets and 1 1/2% of its average net assets in excess of $100 million.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .20% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Trust and Reich & Tang Distributors L.P. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Trust an annual fee equal to .25% of the Trust's average daily net assets. There were no additional expenses borne by the Trust pursuant to the Distribution Plan.

During the period ended August 31, 1995, the Manager waived investment management fees and administration fees of $6,288, and $3,953 and the Distributor waived shareholder servicing fees of $4,941 respectively. In addition, although not required to do so, the Manager has agreed to reimburse expenses amounting to $35,941.

3. Investment Transactions.

Purchases and sales of investment securities, other than short-term investments, totaled $0 and $10,733,867, respectively. Accumulated undistributed realized losses at August 31, 1995 amounted to $557,518.


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



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REICH & TANG GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

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4. Transactions in Shares of Beneficial Interest.


At August 31, 1995, an unlimited number of shares of beneficial interest ($.01 par value) were authorized and capital paid in amounted to $2,063,833. Transactions in shares of beneficial interest were as follows:

                                                       Six Months Ended                          Year Ended
                                                       August 31, 1995                       February 28, 1995
                                             -----------------------------------      --------------------------------
                                                  Shares              Amount             Shares             Amount
                                             ---------------    ----------------      -------------     --------------
Sold....................................              29,133    $        283,982            378,277     $    3,810,651
Issued on reinvestment of dividends.....               7,132              69,600            141,342          1,376,763
Redeemed................................     (     1,069,664)   (     10,414,032)     (   1,196,489)    (   11,790,749)
                                             ---------------    ----------------      -------------     --------------
Net increase (decrease).................     (     1,033,399)   ($    10,060,450)     (     676,870)    ($   6,603,335)
                                             ===============    ================      =============     ==============

5. Selected Financial Information.

                                                                          Year Ended                 Year Ended       Year Ended
                                            Six Months Ended              February 28,              February 29,     February 28,
                                                                ----------------------------       ------------     ------------
                                             August 31, 1995      1995       1994       1993            1992             1991
                                             ---------------     ------     ------     ------          ------           ------
Per Share Operating Performance:
(for a share outstanding throughout the period)

Net asset value, beginning of period             $      9.72     $10.37     $10.83     $10.27        $   9.89           $9.58
                                                 -----------     ------     ------     ------        --------          ------
Income from investment operations:
Net investment income...............                     .19        .48       0.49       0.68            0.75            0.77
Net realized and unrealized
    gain(loss) on investments.......                     .10    (   .37)      0.09       0.66            0.38            0.31
                                                 -----------    -------     ------     ------        --------          ------
Total from investment operations....                     .29        .11       0.58       1.34            1.13            1.08
Less Distributions:
Dividends from net investment income            (        .19)   (   .48)  (   0.49)  (   0.68)       (   0.75)        (  0.77)
Dividends from net realized gain
      on investments................                  --        (   .28)  (   0.55)  (   0.10)          --              --
                                                ------------    -------    -------    -------        --------          ------

    Total Distributions.............            (        .19)   (   .76)  (   1.04)  (   0.78)      (    0.75)       (   0.77)
                                                ------------    -------    -------    -------        --------         -------
Net asset value, end of period......                $   9.82    $  9.72    $ 10.37    $ 10.83        $  10.27         $  9.89
                                                ============    =======    =======    =======        ========         =======

Total Return........................                    2.51%      1.23%      5.33%     13.60%          11.22%          11.78%

Ratios/Supplemental Data

Net assets, end of period (000).....                $  1,490    $11,523    $19,316    $20,166       $  14,576         $13,247

Ratios to average net assets:
  Expenses..........................                     .56%*+     .55%+     0.55%+     0.55%+          0.55%+          0.55%+
  Net investment income.............                    3.95%*+    4.86%+     4.47%+     6.48%+          7.49%+          7.92%+
Portfolio turnover rate.............                    0.00%     25.43%     83.55%     66.47%          19.86%           7.25%

*    Annualized
+ Net of investment management, administration and shareholder servicing fees waived equivalent to .77% of average net assets for the period ended
     August 31, 1995, .73% of average net assets for the year ended February 28, 1995 and .80% of average net assets for each of the four years in the year ending February 28, 1994, plus expenses reimbursed equivalent to 1.81%, .01%, .002%, .05%, .20%, and .13% of average net assets, respectively.

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